Retirement Benefit Plan - Summary of Retirement Benefit Plan (Detail)	12 Months Ended
Mar. 31, 2019
Defined Contribution Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
What are they?	Benefits in a defined contribution plan are linked to: –contributions paid –the performance of each individual’s chosen investments –the form in which individuals choose to take their benefits. Contributions are paid into an independently administered fund.
How do they impact BT’s financial statements?	The income statement charge in respect of defined contribution plans represents the contribution payable by the group based upon a fixed percentage of employees’ pay. The group has no exposure to investment and other experience risks.
Defined Benefit Plan [Member]
Disclosure Of Defined Benefit Plans [Line Items]
What are they?	Benefits in a defined benefit plan are: –determined by the plan rules, dependent on factors such as age, years of service and pensionable pay –not dependent upon actual contributions made by the company or members.
How do they impact BT’s financial statements?	The income statement service cost in respect of defined benefit plans represents the increase in the defined benefit liability arising from pension benefits earned by active members in the current period. The group is exposed to investment and other experience risks and may need to make additional contributions where it is estimated that the benefits will not be met from regular contributions, expected investment income and assets held.